SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2025
SEGMENTED INFORMATION

12.	SEGMENTED INFORMATION

The Company is domiciled in Canada, and it operates and produces its income primarily in Israel, Europe and North America. The Company operates as a single segment being the sale of cellular-based communications products.

The Company’s entity-wide disclosures include disaggregated information about product sales, geographical areas, and major customers.

Revenue by geographical area information is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2025	2024	2025	2024

USA	3,345	4,774	6,713	6,927
Canada	201	198	591	533
EMEA	140	891	885	2,651
Total	3,686	5,863	8,189	10,111

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024

12.	SEGMENTED INFORMATION (Cont’d)

Non-current asset geographic area information is shown below:

(in thousands)	September 30, 2025	December 31, 2024

Long-term receivable total	$170	$182
Canada	-	-
EMEA	170	182

Right of use asset total	$449	$582
Canada	203	192
EMEA	246	390

Equipment total	$142	$158
Canada	-	-
EMEA	142	158

Intangibles total	$10,068	$8,285
Canada	-	-
EMEA	10,068	8,285

Product information is shown below:

Revenue by product line for the three and nine months ended September 30,

	Three months ended September 30		Nine months ended September 30
(in thousands)	2025	2024	2025	2024
Cellular boosters and related accessories	48	276	517	897
Rugged devices and related accessories	3,638	5,587	7,672	9,214
Total	3,686	5,863	8,189	10,111

Core AI Holdings, Inc.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

(Expressed in US dollars)

As at September 30, 2025 and December 31, 2024 and for the nine months ended September 30, 2025 and 2024